REORGANIZATION ITEMS, NET (Schedule of Reorganization Items, Net) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Chapter 11 Filing Going Concern and Other Related Matters [Abstract]
Allocated trustee fees					$ 74	$ 147
Allocated professional fees					(3,220)	5,422
Other claims adjustments					3,277	90
Reorganization Items, net	$ 233	$ 3,849	$ 520	$ (4,471)	$ 131	$ 5,659